Inventories - Additional information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Inventories [Line Items]
Inventory write-down	$ 304	$ 181	$ 170
Reversal of inventory write-down	91	65	56
Cost of net sales [member]
Disclosure Of Inventories [Line Items]
Cost of inventories recognised as expense during period	2,100	2,200	2,200
Cost of other revenue [member]
Disclosure Of Inventories [Line Items]
Cost of inventories recognised as expense during period	$ 63	$ 127	$ 0